CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Loss for the year	$ (45,665)	$ (29,715)	$ (397,789)
Adjustments to reconcile net profit to net cash provided by operating activities:
Depreciation and amortization	1,050	1,245	1,162
Company's share in the loss of a company accounted by equity method, net	33	226	360
Finance expenses on loans	7,919	6,613	5,211
Change in the fair value of derivatives	5,605	17,227	37,374
Share based payments	2,159	2,950	570
Adjustment to Loss due to SPAC transaction	0	0	332,272
Increase in trade accounts receivable	(1,645)	(885)	(587)
Decrease in contract assets	2,605	1,220	537
Decrease (increase) in inventory	196	(644)	(146)
Decrease (Increase) in other current assets	(1,025)	3,508	(7,007)
Increase (Decrease) in trade payables	1,743	(75)	(6,236)
Decrease in ESA prepayments	(2,578)	(1,268)	(7,609)
Decrease in other accounts payable and accrued expenses	(3,023)	(2,601)	(1,571)
Increase in prepayments from customers	4,523	682	2,936
Increase in prepayments from MDA	11,158	18,139	8,875
Increase (Decrease) in liability for royalties payable	(722)	100	168
Agreement with MDA	0	(41,657)	0
Increase in other long-term liabilities	0	300	0
Net cash used in operating activities	(17,667)	(24,635)	(31,480)
Cash flows from investing activities
Decrease (Increase) in long-term bank deposit	23	(7)	(11)
Proceeds from selling a subsidiary	0	17,583	0
Proceeds from promissory notes	20,000	0	0
Purchase of property, plant and equipment	(1,258)	(235)	(571)
Net cash provided (used in) investing activities	18,765	17,341	(582)
Cash flows from financing activities
Receipt of long-term loans from a financial institution	0	0	52,837
Repayment of loan to shareholder	0	0	(5,000)
Repayment of loans from banks	0	0	(13,818)
Repayment of royalty liability	0	(11)	(429)
Payments of lease liabilities	(597)	(927)	(1,029)
Issuance of shares- SPAC transactions	0	0	1,362
Option exercises to shares by employees	2	26	100
Exercise of warrants, net	0	0	6,500
Issuance of shares to FPA	0	10,026	0
Net cash provided by financing activities	(595)	9,114	40,523
Increase in cash and cash equivalents	503	1,820	8,461
Cash and cash equivalents balance at the beginning of the year	13,979	11,934	3,854
Effect of changes in foreign exchange rates on cash and cash equivalents	(49)	225	(381)
Cash and cash equivalents balance at the end of the year	14,433	13,979	11,934
Appendix A – Cash paid and received during the year for:
Interest paid	2,307	1,241	921
Appendix B – Non Cash transactions during the year for:
Purchase of Fixed Assets in Credit	0	0	319
Issuance of shares against liability	0	0	49,998
Issuance of shares against loan	0	1,628	1,978
Issuance of shares against warrants	$ 0	0	$ 1,280
Appendix C – Proceeds from selling a subsidiary
Cash that was sold		417
Prepaid expenses and other		218
Short term deposits		85
Other accounts receivables		932
Property, plant and equipment, net		150
Trade accounts payable		(175)
Contract liabilities		(96)
Other accounts payable		(585)
ESA Prepayments		(994)
Related party		(164)
Capital gain		41,657
Capital reserve		(1,445)
Net assets and liabilities		40,000
Less assets received
Promissory notes		20,000
Other long-term receivables		2,000
Cash received		18,000
Cash sold		(417)
Net cash inflows		$ 17,583